INTANGIBLE - Goodwill and intangible assets with indefinite useful life (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	R$ 8,019,788	R$ 8,019,599
Facepa
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	119,332	119,332
Fibria
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	7,897,051	7,897,051
Other
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	R$ 3,405	R$ 3,216